J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 4, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds listed in Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 367 (Amendment No. 369 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2022.
Please contact Elizabeth A. Davin at 614-213-4020 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
JPMorgan Active Value ETF
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
JPMorgan Equity Premium Income ETF
JPMorgan Nasdaq Equity Premium Income ETF
JPMorgan Market Expansion Enhanced Equity ETF